Short-Term Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Short-Term Borrowings (Details) [Line Items]
Bank loans			$ 5,215,436
Short term borrowings bear interest	4.42%
Interest expense borrowings	$ 121,498	$ 327,257
Short term borrowing interest expense	687,752	$ 747,351
Short-Term Debt [Member]
Short-Term Borrowings (Details) [Line Items]
Bank loan guaranteed	$ 5,387,616